OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2025 USD ($)
OTHER CURRENT ASSETS
Advances to staff for business use	¥ 405	¥ 642
Deposits for rental	13	13
Receivable from third parties	18	3
Others	237	97
Other Assets, Current	673	755	$ 95
Allowance for credit loss	¥ 0	¥ 9,300